CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Disclosure of detailed information about financial instruments [abstract]
Reclassification of gains/losses from other comprehensive income to inventories	€ 1